PROSPECTUS SUPPLEMENT

Flexible Solutions® VUL • Park Avenue Survivorship Variable Universal Life (SVUL) — Millennium Series® • Park Avenue Variable Universal Life (VUL) — Millennium Series®

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

Prospectus Supplement dated September 24, 2012

The following supplemental information should be read in conjunction with

(i)	the Prospectus dated May 1, 2008 for Flexible Solutions® VUL, a variable universal life insurance policy issued through The Guardian Separate Account N;

(ii)	the Prospectus dated May 1, 2006 for Park Avenue Variable Universal Life – Millennium Series®, a variable universal life insurance policy issued through The Guardian Separate Account N;

(iii)

the Prospectus dated May 1, 2008 for Park Avenue Survivorship Variable Universal Life (SVUL) – Millennium Series®, a survivorship variable universal life insurance policy issued through The Guardian Separate Account N;

Effective April 30, 2012, the following ”Investment objectives and policies of the Funds,” table of variable investment options and the information that follows up to, but not including, the section titled “The Fixed-Rate Option” supersedes any such information contained in the prospectus referenced above, or any subsequent supplement thereto:

Investment Objectives and Policies of the Funds

Each fund has a different investment objective that it tries to achieve by following certain investment policies. These objectives affect the potential risks and returns for each fund, and there is no guarantee that a fund will be able to meet its investment objectives fully. Some funds have similar investment objectives and policies to other funds managed by the same adviser. The investment results of the funds, however, may be higher or lower than the adviser’s other funds. There is no assurance, and we make no representation, that the performance of any fund will be comparable to the performance results of any other fund.

The table below summarizes each fund’s investment objective, along with the typical investments that make up that fund.

There is no assurance that any of the funds will achieve its stated objective(s). For example, during extended periods of low interest rates, the yields of money market variable investment options may become extremely low and possibly negative. You can find more detailed information about the funds, including a description of risks and expenses, in the prospectuses for the funds. You should read these prospectuses carefully, consider the investment objectives, risks, fees and charges before investing, and keep them for future reference. The AllianceBernstein, Davis, Fidelity, Gabelli, Invesco, Janus, MFS, and Value Line funds are not affiliated with GIAC.

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Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address
RS Large Cap Alpha VIP Series	Long-term capital appreciation	Normally invests at least 80% of its net assets in large-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) between $1.0 billion and the market capitalization of the largest company included in the Russell 1000© Index on the last day of the most recent quarter.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111
RS S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests at least 95% of its net assets in common stocks of companies included in the S&P 500 Index.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies. (Normally invests at least 80% of its net assets in debt securities.)	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in Investment-grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Money Market VIP Series	To seek as high a level of current income as is consistent with liquidity and preservation of capital.	Normally invests in U.S. dollar-denominated high-quality, short-term instruments	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS International Growth VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by companies domiciled outside of the U.S. The Fund does not usually focus its investments in a particular industry or country.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Baillie Gifford Limited (Sub-adviser) Baillie Gifford Overseas Limited (Sub-sub-adviser) Calton Square, 1 Greenside Row Edinburgh, EH1 3AN Scotland

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Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address
RS Emerging Markets VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in securities of “emerging market companies.” The Fund defines an “emerging market company” as one that is organized under the laws of, or has its principal office in, an emerging markets country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Baillie Gifford Limited (Sub-adviser) Baillie Gifford Overseas Limited (Sub-sub-adviser) Calton Square, 1 Greenside Row Edinburgh, EH1 3AN Scotland
RS Small Cap Growth Equity VIP Series	Long-term capital growth	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) of either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000© Index on the last day of the most recent quarter, whichever is greater.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111
AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	Long-term growth of capital	Securities in a global universe of companies in multiple industries that may benefit from long-term trends. The portfolio’s investments will not be restricted to any particular sector or industry	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Growth & Income Portfolio (Class B)	Long-term growth of capital	Equity securities of companies that the Advisor believes are undervalued	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Long-term growth of capital	Equity securities of a limited number of large, carefully selected, high-quality U.S companies that are judged likely to achieve superior earnings growth	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Value Portfolio (Class B)	Long-term growth of capital	Diversified portfolio of equity securities of U.S. companies, generally representing approximately 95-150 companies, with relatively large market capitalizations that the Adviser believes are undervalued.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
Davis Financial Portfolio	Long-term growth of capital	Concentrates its investments in the financial sector.	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756	Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Davis Real Estate Portfolio	Total return through a combination of growth and income	Concentrates its investments in the real estate sector	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756	Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756

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Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address
Davis Value Portfolio	Long-term growth of capital	Invests primarily in equity securities issued by large companies with market capitalizations of at least $10 billion.	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756	Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Fidelity VIP Contrafund® Portfolio (Service Class 2)	The fund seeks long-term capital appreciation	Normally investing primarily in common stocks. Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public. Investing in domestic and foreign issuers. Allocating the fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Equity-Income Portfolio (Service Class 2)	Reasonable income; also considers potential for capital appreciation. Goal is to achieve a yield which exceeds the composite yield on the S&P 500 Index®	Normally investing at least 80% of assets in equity securities. Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	The fund seeks to provide capital growth	Normally investing primarily in common stocks. Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called “growth” stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109

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Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address
Fidelity VIP Mid Cap Portfolio (Service Class 2)	The fund seeks long-term growth of capital	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index). Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers	Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422
Invesco Van Kampen V.I. American Franchise Fund (Series I) (former Invesco V.I. Capital Appreciation Fund (Series I))*	Long-term growth of capital	Common stocks	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Invesco V.I. Core Equity Fund (Series I)	Long-term growth of capital	The Fund invests, under normal circumstances, at least 80% of assets (plus borrowings for investment purposes) in equity securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Invesco V.I. Utilities Fund (Series I)	Long-term growth of capital and secondarily, current income	Equity securities of issuers engaged primarily in utilities-related industries	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

*	(Effective as of close of business on April 27, 2012, the Invesco V.I. Capital Appreciation Fund was merged into the Invesco Van Kampen V.I. Capital Growth Fund and its name changed to the Invesco Van Kampen V.I. American Franchise Fund.)

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Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address
Janus Aspen Enterprise Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
Janus Aspen Forty Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
Janus Aspen Janus Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805

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Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address
Janus Aspen Worldwide Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in foreign securities.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
MFS® Growth Series (Initial Class)	Seeks capital appreciation	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS® Investors Trust Series (Initial Class)	Seeks capital appreciation	Normally invests primarily in equity securities. Generally focuses on companies with large capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS® New Discovery Series (Initial Class)	Seeks capital appreciation	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Generally focuses on companies with small capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS® Research Series (Initial Class)	Seeks capital appreciation	Normally invests primarily in equity securities. Generally focuses on companies with large capitalizations, but may invest in companies of any size. A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS® Total Return Series (Initial Class)	Seeks total return	The fund invests in a combination of equity securities and debt instruments. The fund normally invests between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116

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Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address
Value Line Centurion Fund	Long-term growth of capital	U.S common stocks with selections based on the Value Line Timeliness™ Ranking System	EULAV Asset Management, (EULAV) 7 Times Square 21st fl 42nd Street New York, New York 10036
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks, bonds and money market instruments	EULAV Asset Management, (EULAV) 7 Times Square 21st fl 42nd Street New York, New York 10036

Some of these Funds may not be available in your state.

Relationship with the underlying mutual funds. The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. GIAC, on behalf of the Separate Account, will aggregate the policyowner purchases, redemptions, and transfer requests and submit a net or aggregated purchase/redemption request to each underlying mutual fund daily. Because the Separate Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions that it would normally incur if it sold its shares directly to the public. GIAC incurs these expenses instead. We also incur the distribution costs of selling the Policies, which benefit the underlying mutual funds by providing policyowners with variable investment options that correspond to the underlying mutual funds.

Payments we receive. Some investment advisers (or their affiliates) may compensate GIAC or the Policies’ principal underwriter, our affiliate, Guardian Investor Services LLC (“GIS”), for administration, distribution or other services provided with respect to the funds and their availability through the Policy with revenue sharing payments, Rule 12b-1 fees and/or record keeping fees. The availability of these types of arrangements may create an incentive for us to seek and offer funds (and classes of shares of such funds) that offer these arrangements. Other funds (or available classes of shares) may have lower, or no, fees which could lead to better overall investment performance.

As of December 31, 2011 we have entered into arrangements to receive revenue sharing payments, Rule 12b-1 fees and/or record keeping fees from each of the following fund complexes (or affiliated entities): RS Investment Management, AllianceBernstein, Davis, EULAV, Fidelity, Gabelli, Invesco, Janus, and MFS.

Not all fund complexes pay the same amounts of revenue sharing payments, Rule 12b-1 fees and/or record keeping fees. Therefore, the amount of fees we collect may be greater or smaller based on the funds you select. Revenue sharing payments, Rule 12b-1 fees and record keeping fees did not exceed 0.40%, 0.25% and 0.05%, respectively, in 2011. We will endeavor to update this information annually; however, interim arrangements may not be reflected.

Policyowners, through their indirect investment in the funds, bear the cost of these arrangements. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the policies, and, in our role as an intermediary, the funds. We may profit from these payments.

We may also benefit, indirectly, from assets invested in the RS Variable Products Trust because our affiliates receive compensation from the underlying mutual funds for investment advisory services. Thus, our affiliates receive more revenue with respect to these underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the Policies (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, we would have imposed higher charges under the Policy.

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Fund selection process. The underlying funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the RS Variable Products Trust funds, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s advisor or an affiliate distribute or provide marketing support for the policies.

You are responsible for choosing your investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the funds that is available to you, including the fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as the fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulator actions or investigations relating to the funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your policy resulting from the investment performance of the funds you have chosen. We do not recommend or endorse any particular fund, and we do not provide investment advice.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees. You should consider all of the fees and charges of the Policy in relation to its features and benefits when making your decision to invest. Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

Addition, Deletion or Substitution of Funds

We do not guarantee that each fund will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new funds or share classes, close existing funds or share classes, or substitute fund shares that are held by any investment division of the Separate Account for shares of a different mutual fund. New or substitute mutual funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a division of the Separate Account without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Separate Account securities from other mutual funds. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of policies to which this Policy belongs.

Except as set forth herein, all other provisions of the prospectus shall remain unchanged.

This Supplement should be retained with the Prospectus for future reference

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